Cover Page Cover Page	Feb. 02, 2023
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	THE L.S. STARRETT COMPANY
Entity Incorporation, State or Country Code	MA
Entity File Number	1-367
Entity Tax Identification Number	04-1866480
Entity Address, Address Line One	121 CRESCENT STREET
Entity Address, City or Town	ATHOL
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	1331
City Area Code	978
Local Phone Number	249-3551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SCX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000093676
Amendment Flag	false